[GRAPHIC]

EDUCATION

SEMIANNUAL REPORT MAY 31, 2002

EATON VANCE MUNICIPAL INCOME TRUST

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

As most investors know, fund dividends are subject to changes in the prevailing interest rate level. As rates decline, fund dividends understandably reflect those fluctuations. However, call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to re-invest the proceeds of a called bond at lower rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling - if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates.

[CHART]




The chart above demonstrates this relationship. Note that as yields decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                 Sincerely,
                                 /s/ Thomas J. Fetter
                                 Thomas J. Fetter
                                 President

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT

- While the recession of 2001 proved shallow and of short duration, the economy has struggled in the first half of 2002 to generate a recovery of any significance. Companies have remained reticent to resume capital spending and have managed inventories very conservatively. Although consumer confidence has improved significantly, recent reports suggest that Americans are increasingly resigned to a slow-paced recovery.

- The Federal Reserve, which signaled late in 2001 that it would likely raise rates, has since suggested a less hawkish stance. That ambiguity has been reflected in the bond market, whose prices move in the opposite direction of interest rates. Against this backdrop, the municipal bond market has continued to register solidly positive returns. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 2.56% for the six months ended May 31, 2002.(1)

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 9.46% for the six months ended May 31, 2002. That return was the result of an increase in share price from $13.50 on November 30, 2001 to $14.24 on May 31, 2002, and the reinvestment of $0.491 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 2.41% for the six months ended May 31, 2002. That return was the result of a decrease in net asset value per share from $12.93 on November 30, 2001 to $12.76 on May 31, 2002, and the reinvestment of $0.491 in regular monthly dividends.

- Based on the most recent dividend and a share price of $14.24 the Trust had a market yield of 7.25% at May 31, 2002.(3) The Trust's market yield is equivalent to a taxable yield of 11.81%.(4)

MANAGEMENT DISCUSSION

- The municipal market responded well to the sluggish recovery. Municipal bonds have also benefited from the disappointing performance of the stock market and a less-than-robust outlook for equities in the coming year. Moreover, municipals have received an additional boost from efforts within Congress and a number of state legislatures to roll back previous tax cuts. With the possibility of higher tax rates, municipal bonds hold added appeal for investors.

- Hospital bonds remained a significant focus of the Trust's investment strategy. Because the national hospital market remains intensely competitive, the Trust focused on well-positioned institutions, while diversifying among issuers across the country.

- Industrial development revenue bonds (IDRs), particularly in the airline sector, provided some compelling opportunities for the Trust. In a weaker economy, management has remained very selective and emphasized diversification within the IDR segment.

5 LARGEST CATEGORIES(5)
By total investments

[CHART]

Hospital                           27.0%
Insured Transportation*            22.2%
Insured General Obligations*       13.7%
Housing                            13.1%
Industrial Development Revenue     11.8%

*May not represent the Portfolio's current or future investments. Private insurance does not decrease the risk of loss of principal associated with this investment.

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
as of May 31, 2002

PERFORMANCE(6)

Average Annual Total Returns (by market value, New York Stock Exchange)

One Year                                   22.21%
Life of Trust (1/29/99)                     4.83%

Average Annual Total Returns (at net asset value)

One Year                                    9.95%
Life of Trust (1/29/99)                     1.44%(3)

RATING DISTRIBUTION(5)
By total investments

[CHART]

AAA                                         40.8%
AA                                           5.9%
A                                            6.6%
BBB                                         17.6%
BB                                           0.7%
CCC                                          0.5%
Non-Rated                                   27.9%

(1)  It is not possible to invest directly in an Index.

(2) A portion of the Trust's income may be subject federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 38.6% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Rating Distribution and 5 Largest Categories are determined by dividing the total market value of the holdings by the total net assets of the Trust. Rating Distribution and 5 Largest Categories are subject to change.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 159.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Cogeneration -- 1.4%
--------------------------------------------------------------------------
    $ 2,950        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   3,039,945
--------------------------------------------------------------------------
                                                             $   3,039,945
--------------------------------------------------------------------------
Education -- 4.1%
--------------------------------------------------------------------------
    $ 2,250        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $   2,316,870
      6,875        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                                6,366,387
--------------------------------------------------------------------------
                                                             $   8,683,257
--------------------------------------------------------------------------
Electric Utilities -- 8.4%
--------------------------------------------------------------------------
    $ 6,500        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), (AMT), 5.375%, 4/1/19      $   5,538,585
      3,550        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                 3,419,111
      7,250        North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                      7,601,335
      1,250        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                            1,134,375
--------------------------------------------------------------------------
                                                             $  17,693,406
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.9%
--------------------------------------------------------------------------
    $ 2,850        Clark County, NV, Airport, (MBIA),
                   Prerefunded to 7/1/10, 6.00%, 7/1/29      $   3,266,271
     35,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                9,191,700
      1,725        Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                                2,162,201
--------------------------------------------------------------------------
                                                             $  14,620,172
--------------------------------------------------------------------------
General Obligations -- 4.3%
--------------------------------------------------------------------------
    $ 2,000        Kershaw County, SC, School District,
                   5.00%, 2/1/18                             $   2,027,200
      8,225        North East Independent School District,
                   TX, 4.50%, 10/1/28                            7,135,599
--------------------------------------------------------------------------
                                                             $   9,162,799
--------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.5%
--------------------------------------------------------------------------
    $   655        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   6.00%, 12/1/36                            $     656,648
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Health Care - Miscellaneous (continued)
--------------------------------------------------------------------------
    $ 1,728        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   6.25%, 12/1/36                            $   1,781,429
        656        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   7.75%, 12/1/36                                  655,814
--------------------------------------------------------------------------
                                                             $   3,093,891
--------------------------------------------------------------------------
Hospital -- 27.0%
--------------------------------------------------------------------------
    $ 2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(3)                       $   2,776,625
      1,000        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.35%, 11/15/17         924,970
      1,000        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29         890,660
      1,410        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                1,449,367
      1,000        Halifax, FL, Medical Center,
                   7.25%, 10/1/24                                1,053,370
      2,840        Highland County, OH, (Joint Township
                   Hospital District), 6.75%, 12/1/29            2,608,852
      5,000        Illinois Health Facility Authority,
                   (Loyola University Health System),
                   6.00%, 7/1/21                                 5,067,800
      3,000        John Tolfree Health System Corp., MI,
                   6.00%, 9/15/23                                2,953,650
      1,215        Loris, SC, Community Hospital District,
                   5.625%, 1/1/20                                1,164,578
      3,500        Loris, SC, Community Hospital District,
                   5.625%, 1/1/29                                3,280,235
      5,250        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            5,163,323
      2,000        Martin County, MN, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22         1,933,840
      1,530        Mecosta County, MI, General Hospital,
                   5.75%, 5/15/09                                1,519,244
      2,500        Mecosta County, MI, General Hospital,
                   6.00%, 5/15/18                                2,300,600
      4,260        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                        3,474,541
      1,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                      1,618,665
      5,000        North Central, TX, Health Facility
                   Development Corp., (Baylor Healthcare
                   System), 5.125%, 5/15/29                      4,694,550
      1,550        Oneonta, AL, Eastern Health Care
                   Facility Financing Authority, (Eastern
                   Health Systems, Inc.), 7.75%, 7/1/21          1,694,786
      7,000        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     5,677,490

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------
    $ 2,425        Southwestern Illinois, Development
                   Authority, (Anderson Hospital),
                   5.625%, 8/15/29                           $   2,223,264
      2,500        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.25%, 9/1/32                 2,481,225
      2,000        Weber County, UT, (IHC Health Services,
                   Inc.), 5.00%, 8/15/30                         1,847,960
--------------------------------------------------------------------------
                                                             $  56,799,595
--------------------------------------------------------------------------
Housing -- 13.1%
--------------------------------------------------------------------------
    $   990        California Statewide Communities
                   Development Authority, Variable Rate,
                   6/1/09(1)(3)                              $   1,004,672
      4,000        Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                               4,124,600
      3,185        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20          3,164,489
        940        Lake Creek, CO, Affordable Housing
                   Corp., Multifamily, 7.00%, 12/1/23              885,442
      4,575        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   4,039,725
      4,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                               4,157,920
      3,350        North Little Rock, AR, Residential
                   Housing Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 3,167,559
      3,660        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                                3,415,183
        970        Raleigh, NC, Housing Authority,
                   Multifamily, (Cedar Point),
                   7.00%, 11/1/30(4)                               436,500
      3,300        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16             3,242,514
--------------------------------------------------------------------------
                                                             $  27,638,604
--------------------------------------------------------------------------
Industrial Development Revenue -- 11.8%
--------------------------------------------------------------------------
    $ 1,970        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $   1,770,263
      1,890        Broward County, FL, IDR, (Lynxs
                   Cargoport), (AMT), 6.75%, 6/1/19              1,752,503
      2,500        Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(1)(3)         701,550
      1,000        Gloucester County, NJ, Improvements
                   Authority, (Waste Management, Inc.),
                   (AMT), 7.00%, 12/1/29                         1,086,700
      2,500        Gulf Coast, TX, Waste Disposal
                   Authority, (Valero Energy Corp.) (AMT),
                   5.70%, 4/1/32                                 2,358,225
      2,250        Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                               2,322,765
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------
    $ 2,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                     $   2,439,125
      3,000        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission,
                   (Northwest Airlines), (AMT),
                   7.00%, 4/1/25                                 2,720,430
      3,000        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                2,946,570
      6,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                         5,226,480
      3,550        Phoenix, AZ, IDA, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         1,541,055
--------------------------------------------------------------------------
                                                             $  24,865,666
--------------------------------------------------------------------------
Insured - Education -- 1.4%
--------------------------------------------------------------------------
    $ 3,000        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(3)                             $   2,945,670
--------------------------------------------------------------------------
                                                             $   2,945,670
--------------------------------------------------------------------------
Insured - Electric Utilities -- 0.5%
--------------------------------------------------------------------------
    $   100        Los Angeles, CA, Department of Water and
                   Power, (MBIA), Variable Rate,
                   12/15/24(1)(2)                            $   1,038,350
--------------------------------------------------------------------------
                                                             $   1,038,350
--------------------------------------------------------------------------
Insured - General Obligations -- 13.7%
--------------------------------------------------------------------------
    $   500        California General Obligation, (FGIC),
                   Variable Rate, 12/1/29(1)(2)              $   1,057,450
      3,500        California General Obligation, (FGIC),
                   Variable Rate, 9/1/30(1)(2)                   3,530,485
     11,250        Chicago, IL, (MBIA), 5.00%, 1/1/41           10,531,463
     30,160        Chicago, IL, Board Education, (FGIC),
                   0.00%, 12/1/22                                9,551,974
     10,000        Washington State General Obligation,
                   (FGIC), 0.00%, 1/1/19                         4,112,900
--------------------------------------------------------------------------
                                                             $  28,784,272
--------------------------------------------------------------------------
Insured - Hospital -- 8.4%
--------------------------------------------------------------------------
    $21,305        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/25                    $   5,753,415
     23,470        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/26                        5,978,278
     10,000        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/27                        2,401,400

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Insured - Hospital (continued)
--------------------------------------------------------------------------
    $ 4,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), Variable
                   Rate, 7/1/28(1)(2)                        $   3,537,840
--------------------------------------------------------------------------
                                                             $  17,670,933
--------------------------------------------------------------------------
Insured - Special Tax Revenue -- 4.5%
--------------------------------------------------------------------------
    $15,905        Metropolitan Pier and Exposition
                   Authority, IL, (MBIA), 0.00%, 6/15/23     $   4,915,440
      4,000        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                                  4,162,120
         60        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(3)                    347,070
--------------------------------------------------------------------------
                                                             $   9,424,630
--------------------------------------------------------------------------
Insured - Transportation -- 22.2%
--------------------------------------------------------------------------
    $ 3,500        Chicago, IL, O'Hare International
                   Airport, (AMBAC), (AMT), 5.375%, 1/1/32   $   3,464,020
      2,500        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.50%, 11/1/20        2,524,575
      4,930        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.75%, 11/1/30        5,029,537
      4,500        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 6.125%, 11/1/35       4,727,790
      3,500        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                                 3,135,230
      2,400        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   Variable Rate, 1/1/37(1)(2)                   1,977,600
      4,250        Metropolitan Transportation Authority,
                   NY, Commuter Revenue (FGIC),
                   4.75%, 7/1/26                                 4,064,743
      7,500        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission, (FGIC),
                   5.25%, 1/1/32                                 7,482,900
      5,500        Nevada Department of Business and
                   Industry, (Las Vegas Monorail -1st
                   Tier), (AMBAC), 5.375%, 1/1/40                5,455,835
      2,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(3)                                  1,935,300
      7,000        San Antonio, TX, Airport System,
                   (Improvements), (FGIC), 5.25%, 7/1/21         6,896,050
--------------------------------------------------------------------------
                                                             $  46,693,580
--------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured - Water and Sewer -- 2.1%
--------------------------------------------------------------------------
    $ 5,000        Charleston, SC, Waterworks and Sewer,
                   (FGIC), 4.50%, 1/1/24                     $   4,489,100
--------------------------------------------------------------------------
                                                             $   4,489,100
--------------------------------------------------------------------------
Nursing Home -- 4.4%
--------------------------------------------------------------------------
    $ 3,700        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   3,173,453
        750        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                  660,555
      2,000        Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                 1,683,160
        779        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25                        770,313
      1,221        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(4)                                54,928
      3,000        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                2,823,330
--------------------------------------------------------------------------
                                                             $   9,165,739
--------------------------------------------------------------------------
Other Revenue -- 9.6%
--------------------------------------------------------------------------
    $ 2,000        Badger Tob Asset Securitization Corp.,
                   WI, 6.375%, 6/1/32                        $   1,955,580
      4,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33            4,013,800
      1,500        Mohegan Tribe Indians, CT, Gaming
                   Authority, (Public Improvements),
                   6.25%, 1/1/21                                 1,534,620
      3,900        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)       4,704,375
      3,300        Santa Fe, NM, (Crow Hobbs),
                   8.50%, 9/1/16                                 3,425,565
      5,000        Tobacco Settlement Financing Corp., LA,
                   5.875%, 5/15/39                               4,567,500
--------------------------------------------------------------------------
                                                             $  20,201,440
--------------------------------------------------------------------------
Senior Living / Life Care -- 4.1%
--------------------------------------------------------------------------
    $ 1,960        Cliff House Trust, PA, (AMT),
                   6.625%, 6/1/27                            $   1,790,166
        360        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                           371,372
      2,000        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                         2,127,400
      3,236        Logan County, CO, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               2,907,925
      1,400        Mesquite, TX, Health Facilities
                   Authority, (Christian Retirement
                   Facility), 7.625%, 2/15/28                    1,444,156
--------------------------------------------------------------------------
                                                             $   8,641,019
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Special Tax Revenue -- 4.5%
--------------------------------------------------------------------------
    $ 3,280        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $   3,211,153
      3,600        Black Hawk, CO, Business Improvement
                   District, 6.50%, 12/1/11                      3,524,076
      1,230        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       1,140,764
      1,855        Longleaf, FL, Community Development
                   District, 6.65%, 5/1/20                       1,656,496
--------------------------------------------------------------------------
                                                             $   9,532,489
--------------------------------------------------------------------------
Transportation -- 1.6%
--------------------------------------------------------------------------
    $ 3,750        Kent County, MI, Airport Facility,
                   (AMT), Variable Rate, 1/1/25(1)(3)        $   3,393,788
--------------------------------------------------------------------------
                                                             $   3,393,788
--------------------------------------------------------------------------
Water and Sewer -- 4.0%
--------------------------------------------------------------------------
    $ 1,500        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(3)               $   1,290,825
      6,500        Sacramento County, CA, Sanitation
                   District Financing Authority Revenue,
                   5.875%, 12/1/27                               7,178,535
--------------------------------------------------------------------------
                                                             $   8,469,360
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 159.5%
   (identified cost $342,755,791)                            $ 336,047,705
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                       $   5,766,044
--------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid
Dividends -- (62.2)%                                         $(131,155,652)
--------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 210,658,097
--------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At May 31, 2002, the concentration of the Trust's investments in the various states, determined as a percentage of net assets, is as follows:


    -----------------------------------------------
    Texas                                      23.6%
    Illinois                                   17.0%
    California                                 10.9%
    Colorado                                   10.4%
    Others, representing less than 10%         97.6%
    individually

 The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2002, 34.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.8% to 16.9% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MAY 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $342,755,791)                          $336,047,705
Receivable for investments sold                 80,000
Interest receivable                          6,487,654
Prepaid expenses                                60,223
------------------------------------------------------
TOTAL ASSETS                              $342,675,582
------------------------------------------------------
Liabilities
------------------------------------------------------
Due to bank                               $    784,053
Payable to affiliate for Trustees' fees          1,826
Accrued expenses                                75,954
------------------------------------------------------
TOTAL LIABILITIES                         $    861,833
------------------------------------------------------
AUCTION PREFERRED SHARES (5,240 SHARES
   OUTSTANDING) AT LIQUIDATION VALUE
   PLUS CUMULATIVE UNPAID DIVIDENDS       $131,155,652
------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES    $210,658,097
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Common Shares, $0.01 par value;
   unlimited number of shares
   authorized, 16,513,582 shares issued
   and outstanding                        $    165,136
Additional paid-in capital                 244,641,825
Accumulated net realized loss (computed
   on the basis of identified cost)        (30,883,120)
Accumulated undistributed net investment
   income                                    3,442,342
Net unrealized depreciation (computed on
   the basis of identified cost)            (6,708,086)
------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES    $210,658,097
------------------------------------------------------
Net Asset Value Per Common Share
------------------------------------------------------
($210,658,097  DIVIDED BY 16,513,582
   COMMON SHARES ISSUED AND OUTSTANDING)  $      12.76
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $12,283,121
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $12,283,121
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,184,890
Administration fee                            338,654
Trustees' fees and expenses                     8,569
Transfer and dividend disbursing agent
   fees                                        93,065
Preferred shares remarketing agent fee        163,303
Custodian fee                                  61,868
Legal and accounting services                  53,141
Printing and postage                           51,354
Miscellaneous                                  34,790
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,989,634
-----------------------------------------------------

NET INVESTMENT INCOME                     $10,293,487
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   161,260
   Interest rate swap contracts               (51,063)
-----------------------------------------------------
NET REALIZED GAIN                         $   110,197
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,980,218)
   Interest rate swap contracts                90,770
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,889,448)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,779,251)
-----------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS   $(1,387,730)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,126,506
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MAY 31, 2002      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       NOVEMBER 30, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     10,293,487  $      18,368,683
   Net realized gain (loss)                        110,197         (5,499,488)
   Net change in unrealized
      appreciation (depreciation)               (3,889,448)        19,844,258
   Distributions to preferred
      shareholders                              (1,387,730)        (4,064,981)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      5,126,506  $      28,648,472
------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income             $     (8,080,219) $     (12,687,380)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (8,080,219) $     (12,687,380)
------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions
      to shareholders                     $      1,296,333  $       1,678,324
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                     $      1,296,333  $       1,678,324
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,657,380) $      17,639,416
------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
------------------------------------------------------------------------------
At beginning of period                    $    212,315,477  $     194,676,061
------------------------------------------------------------------------------
AT END OF PERIOD                          $    210,658,097  $     212,315,477
------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in
net assets applicable to common shares
------------------------------------------------------------------------------
AT END OF PERIOD                          $      3,442,342  $       2,434,569
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                  SIX MONTHS ENDED                 YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2002         ------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)          1999(2)(3)
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)           $12.930           $11.950        $11.720           $15.000
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.626           $ 1.124        $ 1.083           $ 0.837
Net realized and unrealized
   gain (loss)                          (0.221)            0.873          0.260            (3.246)
Distributions to preferred
   shareholders                         (0.084)           (0.240)        (0.328)           (0.197)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.321           $ 1.757        $ 1.015           $(2.606)
-------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
-------------------------------------------------------------------------------------------------------
From net investment income             $(0.491)          $(0.777)       $(0.785)          $(0.550)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.491)          $(0.777)       $(0.785)          $(0.550)
-------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                     $    --           $    --        $    --           $(0.042)
-------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                           $    --           $    --        $    --           $(0.082)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)              $12.760           $12.930        $11.950           $11.720
-------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                     $14.240           $13.500        $11.125           $11.688
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           9.46%            28.95%          2.05%           (18.74)%
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)              $210,658          $212,315       $194,676          $190,209
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                        1.91%(6)          1.88%          1.95%             1.76%(6)
   Net expenses after
      custodian fee
      reduction(5)                        1.91%(6)          1.88%          1.91%             1.70%(6)
   Net investment income(5)               9.86%(6)          8.79%          9.47%             7.38%(6)
Portfolio Turnover                          10%               60%            66%              151%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                               1.76%(6)
   Expenses after custodian
      fee reduction(5)                                                                       1.70%(6)
   Net investment income(5)                                                                  7.38%(6)
   Net investment income per
      share                                                                               $ 0.837
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                           1.17%(6)          1.15%          1.15%             1.14%(6)
   Net expenses after
      custodian fee reduction             1.17%(6)          1.15%          1.12%             1.10%(6)
   Net investment income                  6.06%(6)          5.40%          5.56%             4.77%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                  1.14%(6)
   Expenses after custodian
      fee reduction                                                                          1.10%(6)
   Net investment income                                                                     4.77%(6)
-------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                        5,240             5,240          5,240             5,240
   Asset coverage per
      preferred share(7)               $65,232           $65,548        $62,155           $61,308
   Involuntary liquidation
      preference per preferred
      share(8)                         $25,000           $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)           $25,000           $25,000        $25,000           $25,000
-------------------------------------------------------------------------------------------------------

 (1) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended May 31, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 9.77% to 9.86% and increase the ratio of net investment income to average total net assets from 6.01% to 6.06%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Computed using average common shares outstanding.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trust's investment objective is to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective December 1, 2001, the Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to December 1, 2001, the Trust amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Trust's net assets, but resulted in a $182,235 increase in cost of securities and a corresponding $182,235 decrease in net unrealized appreciation, based on securities held on May 31, 2002.

   The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $89,797, increase net realized loss by $5,111, and increase net unrealized depreciation by $84,686.

   The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

 D Federal Income Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2001, the Trust, for federal income tax purposes, had a capital loss carryover of $30,838,841 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on November 30, 2007 ($10,949,210) November 30, 2008 ($14,623,294) and November 30, 2009 ($5,266,337). In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 E Organization and Offering Costs -- Costs incurred by the Trust in connection with its organization have been expensed. Costs incurred by the Trust in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Trust is

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Trust. The Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Trust will realize a loss in the amount of the cost of the option. When the Trust enters into a closing sale transaction, the Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 H Interest Rate Swaps -- The Trust has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes semi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of a measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 I Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   May 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   The Trust issued 2,620 shares of Auction Preferred Shares Series A and 2,620 shares of Auction Preferred Shares Series B on March 1, 1999 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Effective July 10, 2001, a special dividend period of 364 days was set on the Series A shares. The dividend rate, which matures on July 9, 2002, is 2.80%. Dividend rates ranged from 1.10% to 1.85% for Series B Shares, during the six months ended May 31, 2002. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

   In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current period, the Trust has reclassified its APS Shares outside of permanent equity in the net assets section of the statement of assets and liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Net increase in net assets from operations" on the statements of operations and statement of changes in net assets, and as a component of the "Total income (loss) from operations" in the financial highlights. Prior year amounts presented have been restated to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the Trust.

3 Distributions to Shareholders
-------------------------------------------
   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. Effective July 10, 2001, the Series A shares set a special dividend period of 364 days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2002 was 2.80% and 1.50%, for
   Series A and Series B Shares, respectively. For the six months ended May 31, 2002, the Trust paid dividends to Auction Preferred shareholders amounting to $922,778 and $465,317 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 2.80% and 1.41%, respectively.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of the Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for management and investment advisory services rendered to the Trust. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. For the six months ended May 31, 2002, the fee was equivalent to 0.70% of the Trust's average weekly gross assets and amounted to $1,184,890. EVM also serves as the administrator of the Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended May 31, 2002, the administrative fee amounted to $338,654.

   Trustees of the Trust that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Trust are officers of EVM.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $31,891,175 and $32,037,820, respectively, for the six months ended May 31, 2002.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment owned by the Trust at May 31, 2002, as computed for Federal income tax purposes, are as follows:

    AGGREGATE COST                            $342,488,870
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,661,335
    Gross unrealized depreciation              (16,102,500)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,441,165)
    ------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                              SIX MONTHS ENDED
                                              MAY 31, 2002      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2001
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                         98,002               130,619
    --------------------------------------------------------------------------------
    NET INCREASE                                        98,002               130,619
    --------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

9 Annual Meeting of Shareholders
-------------------------------------------
   The Trust held its Annual Meeting of Shareholders on March 22, 2002. The following action was taken by the shareholders:

   ITEM 1: The election of Norton H. Reamer, Lynn A. Stout and Jack L. Treynor as Trustees of the Trust for a three-year term expiring in 2005. Mr. Reamer was designated the Nominee to be elected solely by APS shareholders:

                                                 NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                       ----------------------
    ELECTED BY APS SHAREHOLDERS                   FOR      WITHHELD
    ----------------------------------------------------------------
    Norton H. Reamer
                                                   5,003         33

                                                NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                       ---------------------
    ELECTED BY ALL SHAREHOLDERS                   FOR      WITHHELD
    ---------------------------------------------------------------
    Lynn A. Stout
                                               16,052,682   168,456
    Jack L. Treynor
                                               16,024,541   196,597

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account:
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Municipal Income Trust
                                  c/o PFPC, Inc.
                                  P.O. Box 8030
                                  Boston, MA 02266-8030
                                  800-331-1710

--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2002, our records indicate that there are 197 registered shareholders and approximately 7,100 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is EVN.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2002

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUST

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUST EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Municipal Income Trust
P.O. Box 8030
Boston, MA 02266-8030
(800) 331-1710

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.
                                  PRIVACY NOTICE

         The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

         - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

         - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

         - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

         For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE MUNICIPAL INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

151-7/02                                                                CE-NASRC